Summary of Net Income (Loss) by Geographical Areas (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Revenue Reconciling Item [Line Items]
Rental income	$ 2,341	$ 136	$ 92
Total net (loss) income attributable to Nam Tai shareholders	(5,416)	5,259	(2,882)
PRC (excluding Hong Kong)
Segment Reporting, Revenue Reconciling Item [Line Items]
Rental income	2,341	136	92
Total net (loss) income attributable to Nam Tai shareholders	812	6,456	(292)
Hong Kong
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net (loss) income attributable to Nam Tai shareholders	$ (6,228)	$ (1,197)	$ (2,590)